Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2023
Schedule of the Group’s Subsidiaries [Abstract]
Schedule of the Group’s Subsidiaries	Details of the Group’s subsidiaries as of August 31, 2023 are as follows:
Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Meta Data Limited (“Mata Data”)	March 10, 2017	Cayman	100%	Holding company
Metaverse Information Technology Limited (“Metaverse BVI”)	December 16, 2021	BVI	100%	Holding company
Metaverse Digital Technology Co. Limited (“Metaverse Digital”)	January 11, 2022	U.S.A.	100%	Digital Service
Metaverse Information Technology Limited (“Metaverse HK”)	January 24, 2022	Hong Kong	100%	Artificial intelligent education service and Artificial intelligent universe IAAS service